Supplementary Cash Flow Information - Non-Cash Working Capital (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure Of Supplementary Cash Flow Information [Line Items]
Current assets	$ 10,176		$ 10,176		$ 9,708
Current Liabilities	6,383		6,383		6,210
Working Capital	3,793		3,793		$ 3,498
Accounts Receivable and Accrued Revenues	904	$ (1,288)	326	$ (1,097)
Income Tax Receivable	14	157	191	(12)
Inventories	480	(505)	99	(343)
Accounts Payable and Accrued Liabilities	(896)	851	60	69
Income Tax Payable	105	107	96	(1,056)
Total Change in Non-Cash Working Capital	607	(678)	772	(2,439)
Net Change in Non-Cash Working Capital – Operating Activities	588	(641)	813	(2,142)
Net Change in Non-Cash Working Capital – Investing Activities	$ 19	$ (37)	$ (41)	$ (297)